December 23, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE: Vanguard Trustees' Equity Funds (the "Trust")
File No. 2-65955-99

Commissioners:
Enclosed is the 41st Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard Trustees' Equity Funds (the "Trust"). The purposes of this Amendment are to: (1) amend the Frequent Trader Policy Disclosure for the Vanguard Diversified Equity Fund, and (2) to effect a number of non-material editorial changes.

Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on February 24, 2006. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust. Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485 (a) filing be declared effective.

Please contact me at (610) 669-2627 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,



Laura J. Merianos
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
     U.S. Securities and Exchange Commission